Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS INC
Prospectus Date	rr_ProspectusDate	May 30, 2014
Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM TREASURY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio only invested in securities with maturities of one year or less, so portfolio turnover is not applicable.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Portfolio invests in debt obligations of the United States Treasury. At least 80% of its assets are invested in short-term U.S. Treasury bills and notes with maturities of less than thirteen months. The remainder may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio is not a money market fund and does not seek to maintain a stable price per share.

		The Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term U.S. Treasury securities fall when prevailing interest rates rise and rise when prevailing interest rates fall. The Portfolio’s yield will fluctuate as the short-term U.S. Treasury securities in the Portfolio’s portfolio mature and the proceeds are reinvested in securities with different interest rates. During periods of generally declining interest rates, such proceeds are reinvested at lower rates of interest or return. Due to a number of market influences, yields on short-term U.S. Treasury securities, as of the date of this Prospectus, are currently near historical lows.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

		More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Short-Term Treasury Portfolio Annual Total Returns Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return through the calendar quarter ended March 31, 2014 was -.15%.

Highest/lowest quarterly return during the period shown:

Highest	1.39%	(calendar quarter ended March 31, 2005).
Lowest	-.17%	(calendar quarter ended December 31, 2013).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Short-Term Treasury Portfolio | Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	$ 35.00
Management fees	rr_ManagementFeesOverAssets	1.19%
Other operating expenses	rr_OtherExpensesOverAssets
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	$ 1,437
2004	rr_AnnualReturn2004	0.26%
2005	rr_AnnualReturn2005	3.12%
2006	rr_AnnualReturn2006	3.80%
2007	rr_AnnualReturn2007	3.82%
2008	rr_AnnualReturn2008	1.31%
2009	rr_AnnualReturn2009	(0.44%)
2010	rr_AnnualReturn2010	(0.53%)
2011	rr_AnnualReturn2011	(0.60%)
2012	rr_AnnualReturn2012	(0.59%)
2013	rr_AnnualReturn2013	(0.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.17%)
Short-Term Treasury Portfolio | Return Before Taxes | Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.55%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.94%
Short-Term Treasury Portfolio | Return After Taxes on Distributions | Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.65%
Short-Term Treasury Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.67%
Short-Term Treasury Portfolio | Citigroup 3-Month U.S. Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.05%
Past 5 Years	rr_AverageAnnualReturnYear05	0.10%
Past 10 Years	rr_AverageAnnualReturnYear10	1.59%

[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 17, 2013, effective through June 1, 2015, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.